PREFERRED SHARES (Details) - CAD CAD / shares in Units, CAD in Millions		1 Months Ended					12 Months Ended
	Dec. 31, 2015	Nov. 30, 2016	Apr. 30, 2016	Feb. 29, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares [Line Items]
Preferred Shares	CAD 2,499						CAD 3,980	CAD 3,980
Number of shares issued (in shares)		60,200,000
Series 1
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							9,498,000
Preferred shares, outstanding (in shares)							9,498,000
Current Yield							3.266%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 0.8165
Redemption Price Per Share (in Canadian dollars per share)							CAD 25.00
Preferred Shares	233						CAD 233	233
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.92%
Series 2
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							12,502,000
Preferred shares, outstanding (in shares)							12,502,000
Current Yield							2.792%
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	306						CAD 306	306
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.92%
Series 3
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							8,533,000
Preferred shares, outstanding (in shares)							8,533,000
Current Yield							2.152%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 0.538
Redemption Price Per Share (in Canadian dollars per share)							CAD 25.00
Preferred Shares	CAD 209						CAD 209	209
Number of shares converted (in shares)					5,466,595
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.28%
Series 4
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							5,467,000
Preferred shares, outstanding (in shares)							5,467,000
Current Yield	2.152%
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	CAD 134						CAD 134	134
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.28%
Series 5
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							12,714,000
Preferred shares, outstanding (in shares)							12,714,000
Current Yield							2.263%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 0.56575
Redemption Price Per Share (in Canadian dollars per share)							CAD 25.00
Preferred Shares	342						CAD 310	310
Number of shares converted (in shares)				1,285,739
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.54%
Series 6
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							1,286,000
Preferred shares, outstanding (in shares)							1,286,000
Current Yield							2.549%
Redemption Price Per Share (in Canadian dollars per share)							CAD 25.00
Preferred Shares	0						CAD 32	32
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							1.54%
Series 7
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							24,000,000
Preferred shares, outstanding (in shares)							24,000,000
Current Yield							4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 1.00
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	589						CAD 589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.38%
Series 9
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							18,000,000
Preferred shares, outstanding (in shares)							18,000,000
Current Yield							4.25%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 1.0625
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	442						CAD 442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.35%
Series 11
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							10,000,000
Preferred shares, outstanding (in shares)							10,000,000
Current Yield							3.80%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 0.95
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	244						CAD 244	244
Number of shares issued (in shares)						10,000,000
Price per share (in Canadian dollars per share)						CAD 25
Gross proceeds from public offering of preferred shares						CAD 250
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.96%
Series 13
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							20,000,000
Preferred shares, outstanding (in shares)							20,000,000
Current Yield							5.50%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 1.375
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	0						CAD 493	493
Number of shares issued (in shares)			20,000,000
Price per share (in Canadian dollars per share)			CAD 25
Gross proceeds from public offering of preferred shares			CAD 500
Series 13 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							4.69%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum							550.00%
Series 15
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)							40,000,000
Preferred shares, outstanding (in shares)							40,000,000
Current Yield							4.90%
Annual Dividend Rate per Share (in Canadian dollars per share)							CAD 1.225
Redemption Price Per Share (in Canadian dollars per share)							CAD 25
Preferred Shares	CAD 0						CAD 988	CAD 988
Number of shares issued (in shares)		40,000,000
Price per share (in Canadian dollars per share)		CAD 25
Gross proceeds from public offering of preferred shares		CAD 1,000
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum							490.00%
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum							90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							2.96%
Series 14 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							4.69%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum							3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation							5 years
Series 2 and Series 4 and Series 6
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)							CAD 25.50